Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Assets	kr 17,769	kr 17,437
Liabilities	18	125
Interest income	125	84
Interest expense	1
Swedish government
Transactions with related parties
Assets	4,018	3,710
Liabilities	18	125
Interest income	0	4
Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	13,751	13,727
Interest income	125	80
Interest expense	1
Debt securities issued
Transactions with related parties
Interest expense	1
Debt securities issued | Companies and organizations that are controlled through a common owner
Transactions with related parties
Interest expense	1
Other liabilities
Transactions with related parties
Liabilities	18	125
Other liabilities | Swedish government
Transactions with related parties
Liabilities	18	125
Treasuries/government bonds
Transactions with related parties
Assets	103	401
Interest income	0	4
Treasuries/government bonds | Swedish government
Transactions with related parties
Assets	103	401
Interest income	0	4
Other interest-bearing securities except loans
Transactions with related parties
Assets	6,847	5,933
Interest income	(24)	(27)
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	6,847	5,933
Interest income	(24)	(27)
Loans in the form of interest-bearing securities
Transactions with related parties
Assets	1,699	2,198
Interest income	19	18
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	1,699	2,198
Interest income	19	18
Loans to credit institutions
Transactions with related parties
Assets	2,623	2,607
Interest income	77	52
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,623	2,607
Interest income	77	52
Loans to the public
Transactions with related parties
Assets	2,582	2,989
Interest income	53	37
Loans to the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,582	2,989
Interest income	53	37
Settlement claim against State
Transactions with related parties
Assets	3,915	3,309
Settlement claim against State | Swedish government
Transactions with related parties
Assets	kr 3,915	kr 3,309